Related party transactions	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Related party transactions

21.	Related party transactions

For the year ended December 31, 2025, the Company paid or accrued compensation to key management personnel, which includes the Company’s Chief Executive Officer, Chief Financial Officer and members of the Board of Directors totaling $16,778 (year ended December 31, 2024 - $1,354).

The Company has long-term debt owing to DRAG, a company that is an existing shareholder of Almonty, and whose former Chief Executive Officer is a member of the Board of Directors of the Company. In addition to the transactions disclosed in notes 11(b) and 11(c), $772 was accrued on the DRAG loans during the year ended December 31, 2025 (year ended December 31, 2024 - $856). As of December 31, 2025, there is $6,482 (December 31, 2024 - $5,139) of unpaid interest included in accounts payable and accrued liabilities.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)